REVENUE AND DEFERRED REVENUES - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation Of Revenue
Amount due from related parties, billed receivable	¥ 33,478	¥ 136,001
Amount due from related parties, unbilled receivable	1,907	2,613
Asset impairment charges	0	0	¥ 0
Additions to the refund liability	84,676	157,821	84,869
Deductions from the refund liability	81,753	156,634	79,490
Deferred revenue, revenue recognized	61,164	87,980	51,780
Cooperation Agreement
Disaggregation Of Revenue
Amount due from related parties, billed receivable	¥ 2,613	¥ 64,129	¥ 80,675
Minimum
Disaggregation Of Revenue
Payment terms (in days)	30 days
Minimum | Cooperation Agreement
Disaggregation Of Revenue
Payment terms (in days)	30 days
Maximum
Disaggregation Of Revenue
Payment terms (in days)	90 days
Maximum | Cooperation Agreement
Disaggregation Of Revenue
Payment terms (in days)	60 days